Stockholders' Equity - Number of Authorized Shares (Details) - shares	Dec. 31, 2022	Nov. 18, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred stock, authorized (in shares)	100,000,000		100,000,000
Preferred stock, issued (in shares)	0		0
Preferred stock, outstanding (in shares)	0		0
Common stock, shares authorized (in shares)	1,000,000,000		1,000,000,000
Common stock, shares issued (in shares)	173,524,360		155,541,074
Common stock, shares outstanding (in shares)	173,524,360	173,524,403	155,541,074
Shares outstanding (in shares)	173,524,360		155,541,074
Shares issued (in shares)	173,524,360		155,541,074
Shares authorized (in shares)	1,100,000,000